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         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                                 AIM INCOME FUND

                       Supplement dated December 31, 2003
            to the Prospectus dated October 29, 2003 as supplemented November 10, 2003, December 5, 2003 and December 16, 2003

Effective December 31, 2003, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

              They are assisted by the Investment Grade and High Yield Taxable Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

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                                CLASS C SHARES OF

                            AIM SHORT TERM BOND FUND

                      Supplement dated December 31, 2003 to
                    the Prospectus dated October 29, 2003 as
                supplemented November 10, 2003, December 5, 2003
                              and December 16, 2003

Effective December 31, 2003, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

              They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                      Supplement dated December 31, 2003 to
                    the Prospectus dated October 29, 2003 as
                supplemented November 10, 2003, December 5, 2003
                              and December 16, 2003

Effective December 31, 2003, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

         o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1994.

              They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."